INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Abstract]
Current tax expense (income)	$ 5.1	$ 14.4	$ 67.3	$ 34.4
Applicable tax rate			26.60%